Provisions	12 Months Ended
Mar. 31, 2021
Provisions [Abstract]
Provisions
32)	PROVISIONS

	As at March 31
Particulars	2020	2021
Provision for litigations	30,800	30,800
	30,800	30,800
Movement of provision
Opening Balance	—	30,800
Provided/(utilized) during the year	30,800	—
Closing Balance	30,800	30,800

During the year ended March 31, 2020, the Group has recorded provisions in relation to ongoing litigations, which represent the best estimate of the expenditure to be incurred.  The matters are currently pending at the Court and their outcome is uncertain.